Note 10 - Long-Term Debt (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Melody Business Finance LLC [Member] | Secured Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						7.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | If Rate Is Greater Than LIBOR Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | First Two Thirds Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25.20
Melody Business Finance LLC [Member] | Secured Debt [Member] | Remaining One Third Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Melody Business Finance LLC [Member] | Secured Debt [Member] | Warrant [Member]
Debt Instrument, Unamortized Discount						$ 1,439,785	$ 2,239,512
Interest Expense, Debt						799,727	223,719
Melody Business Finance LLC [Member] | Secured Debt [Member] | Other Assets [Member]
Debt Issuance Cost (Deprecated 2016-01-31)	$ 2,900,000
Melody Business Finance LLC [Member] | Secured Debt [Member]
Debt Instrument, Term	5 years
Debt Instrument, Face Amount	$ 35,000,000
Debt Instrument Discount Rate	3.00%
Debt Instrument, Unamortized Discount	$ 1,050,000	$ 470,135		$ 470,135		613,736	954,635
Interest Expense, Debt		69,537	$ 87,466	143,601	$ 179,231	$ 340,899	95,365
Paid In Kind Interest Stated Rate						4.00%
Interest Paid		750,659	720,892	1,493,803	1,426,803	$ 2,906,695	591,111
Increase (Decrease) in Interest Payable, Net						1,453,347	295,556
Debt Instrument Prepayment Minimum Principal Amount						5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	180,000
Warrants and Rights Outstanding	$ 2,463,231					2,463,231
Class Of Warrant Or Right Monthly Liquidated Damages						5,000
Class Of Warrant Or Right Maximum Liquidated Damages						50,000
Amortization of Debt Issuance Costs						939,498	262,820
Debt Issuance Costs, Net						1,691,421	2,630,919
Melody Business Finance LLC [Member]
Debt Instrument, Unamortized Discount		1,295,666		1,295,666		1,691,421
Debt Instrument, Unamortized Discount		$ 2,868,708		$ 2,868,708		3,744,941	3,194,147
Increase (Decrease) in Interest Payable, Net						$ 1,453,347	295,556
Debt Instrument Additional Interes Rate In The Event Of Default						5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5		$ 5
Warrants and Rights Outstanding		$ 791,290		$ 791,290
Amortization of Debt Issuance Costs		$ 191,641	$ 241,051	$ 395,755	$ 493,950	$ 939,498	$ 262,820